Deferred tax (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Deferred Tax Assets And Liabilities Abstract
Deferred Tax Asset	$ 6,974	$ 7,067
Deferred Tax Liability	(7,821)	(6,070)
Net Deferred Tax Asset (Liability)	$ (847)	$ 997	$ 2,879	$ 8,556